Investment Objectives and Goals - Pacer ActiveAlpha India Quality ETF	Dec. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Pacer ActiveAlpha India Quality ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer ActiveAlpha India Quality ETF (the “Fund”) that seeks to track the total return performance, before fees and expenses, of the ActiveAlpha India Quality Index (the “Index”).